Income Taxes - Components of Income Tax (Benefit) Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Current, Federal	$ (2,600,000)	$ 1,300,000	$ (12,000,000)
Current, State	(2,100,000)	2,000,000	400,000
Current, Non-U.S.	10,200,000	5,200,000	6,100,000
Total income tax (benefit) expense, Current	5,500,000	8,500,000	(5,500,000)
Deferred
Deferred, Federal	(24,200,000)	(8,300,000)	13,300,000
Deferred, State	(4,300,000)	(2,400,000)	(200,000)
Deferred, Non-U.S.	(1,700,000)	(800,000)
Total income tax (benefit) expense, deferred	(30,237,000)	(11,449,000)	13,111,000
Income tax (benefit) expense	$ (24,694,000)	$ (2,993,000)	$ 7,577,000